Joint Operation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Joint Operations [Abstract]
Disclosure of Gain on Dilution of Interest in Joint Venture

Upon closing of the Project Investment the Company recognized a $74,492 gain on dilution of its interest in the Joint Venture which was calculated as follows:

$
Company’s 50% share of the $160,000 increase in Minera Exar's share capital	80,000
Carrying value of the Company's diluted share in Investment in Joint Venture	(5,508)
Gain on dilution of interest in Joint Venture	74,492

Disclosure of Change in Investments in Joint Operation

	Minera Exar S.A.	Exar Capital B.V.	Total
	$	$	$
Investment in Joint Venture, as at December 31, 2017	19,637	-	19,637
Share of (loss)/income of Joint Venture	(1,077)	730	(347)
Contribution to Joint Venture	11,403	7,390	18,793
Return of the investment	(8,004)	-	(8,004)
Increase in Company's share	6,104	-	6,104
Elimination of unrealized gain on intercompany transactions	(833)	(68)	(901)
Investment in Joint Venture, as at December 31, 2018	27,230	8,052	35,282
Share of (loss)/income of Joint Venture	(414)	4,062	3,648
Contribution to Joint Venture	1,059	37,423	38,482
Elimination of unrealized gain on intercompany transactions	(334)	(1,576)	(1,910)
Share of increase in Minera Exar net assets as a result of the Project Investment, less diluted interest	74,492	-	74,492
Transition to Joint Operation accounting	(102,033)	(47,961)	(149,994)
Investment in Joint Venture, as at December 31, 2019	-	-	-

Summary of Loans to Joint Operation

The Company has entered into the following loan agreements with Minera Exar and Exar Capital B.V., the terms of which are summarized below:

$
Loans to Joint Venture, as at December 31, 2017	11,479
Loans granted to Minera Exar in 2018, maturity 7 years, interest rate LIBOR+7.57%	16,500
Repayment of principal and accrued interest	(18,740)
Accrued interest	1,697
Loans granted to Exar Capital B.V., maturity 7 years, interest rate LIBOR+9.89%	7,500
The difference between the face value and the fair value of loans to Exar Capital B.V.	(5,827)
Loans to Joint Venture, as at December 31, 2018	12,609
Accrued interest	3,791
Loans granted to Exar Capital B.V., maturity 7 years, interest rate LIBOR+9.89%	66,250
The difference between the face value and the fair value of loans to Exar Capital B.V.	(37,423)
Repayment of loan to Minera Exar and accumulated interest thereon	(8,778)
Share of loans of the Joint Operation	23,241
Elimination of loans as a result of Joint Operation accounting	(21,731)
Loans to Joint Operation, as at December 31, 2019	37,959